Cover	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-35707
Entity Registrant Name	LIBERTY MEDIA CORPORATION
Entity Central Index Key	0001560385
Entity Tax Identification Number	37-1699499
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Liberty Formula One Group Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	FWONA
Security Exchange Name	NASDAQ
Liberty Formula One Group Common Class C [Member]
Document Information [Line Items]
Title of 12(b) Security	Series C Common Stock
Trading Symbol	FWONK
Security Exchange Name	NASDAQ